Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities
The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.
Foreign Exchange Risk
The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at December 31, 2016, the Company was committed to the following foreign currency forward contracts:

			Fair Value / Carrying Amount Of Asset (Liability) $	Expected Maturity
	Contract Amount in Foreign Currency	Average Forward Rate (1)		2017	2018
				$	$
Euro	13,750	0.92	(304)	14,879	—
Norwegian Kroner	610,000	8.31	(2,689)	60,677	12,719
			(2,993)	75,556	12,719
(1)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Company’s NOK-denominated bonds due in 2017 through 2021. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2017 through 2021. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2017 through 2021. As at December 31, 2016, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD				Fair Value / Carrying Amount of Asset / (Liability)	Remaining Term (years)
		Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable
408,500	72,946	NIBOR	5.25%	6.88%	(26,417)	0.3
420,000 (1) (2)	70,946	NIBOR	5.75%	8.84%	(25,821)	1.9
800,000 (1) (3)	143,536	NIBOR	5.75%	7.58%	(56,272)	2.0
900,000	110,400	NIBOR	6.00%	7.72%	(3,814)	4.8
900,000	150,000	NIBOR	4.35%	6.43%	(49,655)	1.7
1,000,000	162,200	NIBOR	4.25%	7.45%	(55,286)	2.1
1,000,000	134,000	NIBOR	3.70%	5.92%	(19,900)	3.4
					(237,165)

(1)	Notional amount reduces equally with NOK bond repayments (see Note 7).

(2)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 7.2 million for $1.2 million (see Note 7).

(3)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 19.2 million for $3.4 million (see Note 7).
Interest Rate Risk
The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2016, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	2,974,274	(243,261)	5.4	3.3
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	517,629	(16,489)	4.2	3.0
U.S. Dollar-denominated interest rate swaption (3)	LIBOR	155,000	(1,525)	0.3	2.2
U.S. Dollar-denominated interest rate swaption (3)	LIBOR	155,000	31	0.3	3.3
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	(1,457)	1.1	2.0
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	1,140	1.1	3.1
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	(1,248)	1.5	1.8
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	2,112	1.5	2.9
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (6) (7)	EURIBOR	219,733	(34,295)	4.0	3.1
			(294,992)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2016, ranged from 0.3% to 4.0%.

(2)
Inception dates range from September 2017 to April 2018. Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2017 and 2018 whereby the swaps will be settled based on their fair value at that time.

(3)
During June 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in April 2017 to enter into an interest rate swap at a fixed rate of 3.34% with a third party, and the third party has a one-time option in April 2017 to require Teekay LNG to enter into an interest swap at a fixed rate of 2.15%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in April 2017 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(4)
During August 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in January 2018 to enter into an interest rate swap at a fixed rate of 3.10% with a third party, and the third party has a one-time option in January 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.97%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in January 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(5)
During October 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in July 2018 to enter into an interest rate swap at a fixed rate of 2.935% with a third party, and the third party has a one-time option in July 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.83%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in July 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(6)	Principal amount reduces monthly to 70.1 million Euros ($73.7 million) by the maturity dates of the swap agreements.

(7)	Principal amount is the U.S. Dollar equivalent of 208.9 million Euros.

Teekay Corporation has guaranteed obligations, up to a maximum of $387.0 million, pursuant to certain interest rate swaps and cross currency swaps of Teekay Offshore. As at December 31, 2016, the estimated fair value of these interest rate swaps and cross currency swaps, capped at the maximum guarantee obligation, was a liability of $241.3 million.
Stock Purchase Warrants
In January 2014, Teekay and Teekay Tankers formed TIL. Teekay and Teekay Tankers purchased an aggregate of 5.0 million shares of TIL’s common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL, which represents a total investment by Teekay and Teekay Tankers of $50.0 million. In addition, Teekay and Teekay Tankers received stock purchase warrants entitling them to purchase an aggregate of up to 1.5 million shares of common stock of TIL at a fixed price of $10 per share. Alternatively, if the shares of TIL’s common stock trade on a national securities exchange or over-the-counter market denominated in NOK, Teekay and Teekay Tankers may also exercise their stock purchase warrants at 61.67 NOK per share. The estimated fair value of the warrants on issuance was $6.8 million and was included in other (loss) income in the consolidated statements of income. The stock purchase warrants vest in four equally sized tranches and as at December 31, 2016, two tranches had vested. If the shares of TIL’s common stock trade on a national securities exchange or over-the-counter market denominated in NOK, each tranche will vest and become exercisable when and if the fair market value of a share of TIL’s common stock equals or exceeds 77.08 NOK, 92.50 NOK, 107.91 NOK and 123.33 NOK, respectively, for such tranche for any ten consecutive trading days. The stock purchase warrants expire on January 23, 2019. The fair value of the stock purchase warrants at December 31, 2016 was $0.6 million. The Company reports the unrealized gains from the stock purchase warrants in realized and unrealized losses on non-designated derivatives in the consolidated statements of income.

Time-charter Swap

Effective June 1, 2016, Teekay Tankers entered into a time-charter swap agreement for 55% of two Aframax-equivalent vessels. Under such agreement, Teekay Tankers will receive $27,776 per day, net of a 1.25% brokerage commission, and pay 55% of the net revenue distribution of two Aframax-equivalent vessels employed in Teekay Tankers' Aframax revenue sharing pooling arrangement, less $500 per day, for a period of 11 months plus an additional two months at the counterparty's option. The purpose of the agreement is to reduce Teekay Tankers’ exposure to spot tanker market rate variability for certain of its vessels that are employed in the Aframax revenue sharing pooling arrangement. Teekay Tankers has not designated, for accounting purposes, the time-charter swap as a cash flow hedge. The fair value of the time-charter swap agreement at December 31, 2016 was an asset of $0.2 million.
Tabular Disclosure
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2016
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,340	(363)	(1,033)	(52)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	119	—	—	(2,601)	(511)
Interest rate swap agreements	212	9,841	(11,979)	(59,055)	(233,903)
Cross currency swap agreements	—	—	(3,464)	(53,124)	(180,577)
Stock purchase warrants	—	575	—	—	—
Time-charter swap agreement	875	—	(667)	—	—
	1,206	11,756	(16,473)	(115,813)	(415,043)
As at December 31, 2015

Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(338)	(777)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	80	—	—	(16,372)	(2,534)
Interest rate swap agreements	—	7,516	(18,348)	(198,196)	(154,673)
Cross currency swap agreements	—	—	(3,377)	(52,633)	(256,100)
Stock purchase warrants	—	10,328	—	—	—
	80	17,844	(21,725)	(267,539)	(414,084)

As at December 31, 2016, the Company had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s consolidated balance sheets. As at December 31, 2016, these derivatives had an aggregate fair value asset amount of $7.2 million (December 31, 2015 - $nil) and an aggregate fair value liability amount of $398.7 million (December 31, 2015 - $588.1 million). As at December 31, 2016, the Company had $68.0 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements (December 31, 2015 - $105.3 million). The deposit is presented in restricted cash on the consolidated balance sheets.

For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges:

Year Ended December 31, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion
$	$	$
691	(68)	682	Interest expense
691	(68)	682

Year Ended December 31, 2015
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion
$	$	$
(65)	—	(1,050)	Interest expense
(65)	—	(1,050)

(1) Recognized in accumulated other comprehensive loss (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

As at December 31, 2016, the Company estimated, based on then current interest rates, that it would reclassify approximately $0.7 million of net losses on interest rate swaps from accumulated other comprehensive loss to earnings during the next 12 months.

Realized and unrealized gains and (losses) from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized losses on non-designated derivatives in the consolidated statements of income. The effect of the gains and losses on derivatives not designated as hedging instruments in the consolidated statements of income are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Realized (losses) gains relating to:
Interest rate swap agreements	(87,320)	(108,036)	(125,424)
Interest rate swap agreement terminations	(8,140)	(10,876)	(1,319)
Foreign currency forward contracts	(11,186)	(21,607)	(4,436)
Time charter swap agreement	2,154	—	—
	(104,492)	(140,519)	(131,179)
Unrealized gains (losses) relating to:
Interest rate swap agreements	62,446	37,723	(86,045)
Foreign currency forward contracts	15,833	(418)	(16,926)
Stock purchase warrants	(9,753)	1,014	2,475
Time-charter swap agreement	875	—	—
	69,401	38,319	(100,496)
Total realized and unrealized (losses) gains on derivative instruments	(35,091)	(102,200)	(231,675)

Realized and unrealized losses of the cross currency swaps are recognized in earnings and reported in foreign exchange (loss) gain in the consolidated statements of income. The effect of the loss on cross currency swaps on the consolidated statements of income is as follows:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Realized losses on maturity and partial termination of cross currency swap	(41,707)	(36,155)	—
Realized losses	(38,564)	(18,973)	(3,955)
Unrealized gains (losses)	75,033	(89,178)	(167,334)
Total realized and unrealized losses on cross currency swaps	(5,238)	(144,306)	(171,289)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.